Consolidated Statements of Changes in Shareholders' Equity - CAD shares in Millions, CAD in Millions	Total	Common shares	Common shares in Share Trusts	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings
Shareholders' equity, beginning balance (in shares) at Dec. 31, 2014		809.4	0.0
Shareholders' equity, beginning balance at Dec. 31, 2014	CAD 13,470	CAD 3,718	CAD 0	CAD 439	CAD (2,427)	CAD 11,740
Net income	3,538					3,538
Stock options exercised (in shares)		2.5
Stock options exercised	74	CAD 91		(17)
Settlement of other equity settled awards	(4)	CAD 4		(8)
Stock-based compensation expense	CAD 58			61		(3)
Repurchase of common shares (in shares)	(23.3)	(23.3)
Repurchase of common shares	CAD (1,750)	CAD (108)				(1,642)
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award	1.4	(1.4)	1.4
Share purchases by Shares Trusts	CAD (100)		CAD (100)
Share settlements by Share Trust (in shares)	0.0
Other comprehensive income (loss)	CAD 660				660
Dividends	CAD (996)					(996)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2015	788.6	787.2	1.4
Shareholders' equity, ending balance at Dec. 31, 2015	CAD 14,950	CAD 3,705	CAD (100)	475	(1,767)	12,637
Net income	3,640					3,640
Stock options exercised (in shares)		1.6
Stock options exercised	61	CAD 73		(12)
Settlement of other equity settled awards	(59)	CAD 79		(138)
Stock-based compensation expense	CAD 59			62		(3)
Repurchase of common shares (in shares)	(26.4)	(26.4)
Repurchase of common shares	CAD (2,000)	CAD (127)				(1,873)
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award	0.7	(0.7)	0.7
Share purchases by Shares Trusts	CAD (60)		CAD (60)
Share settlements by Share Trust (in shares)	0.3	0.3	(0.3)
Share settlements by Share Trust	CAD 0		CAD 23	(23)
Other comprehensive income (loss)	(591)				(591)
Dividends	CAD (1,159)					(1,159)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2016	763.8	762.0	1.8
Shareholders' equity, ending balance at Dec. 31, 2016	CAD 14,841	CAD 3,730	CAD (137)	364	(2,358)	13,242
Net income	5,484					5,484
Stock options exercised (in shares)		1.2
Stock options exercised	58	CAD 68		(10)
Settlement of other equity settled awards	(82)	CAD 84		(166)
Stock-based compensation expense	CAD 75			78		(3)
Repurchase of common shares (in shares)	(20.4)	(20.4)
Repurchase of common shares	CAD (2,000)	CAD (102)				(1,898)
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award	0.5	(0.5)	0.5
Share purchases by Shares Trusts	CAD (55)		CAD (55)
Share settlements by Share Trust (in shares)	0.3	0.3	(0.3)
Share settlements by Share Trust	CAD 0		CAD 24	(24)
Other comprehensive income (loss)	(426)				(426)
Dividends	CAD (1,239)					(1,239)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2017	744.6	742.6	2.0
Shareholders' equity, ending balance at Dec. 31, 2017	CAD 16,656	CAD 3,780	CAD (168)	CAD 242	CAD (2,784)	CAD 15,586